DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Long Term Debt [Abstract]
Schedule Of Long-term Debt
LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2014	2013
SDG&E
First mortgage bonds:
5.3% November 15, 2015	$250	$250
1.65% July 1, 2018(1)	161	161
3% August 15, 2021	350	350
3.6% September 1, 2023	450	450
6% June 1, 2026	250	250
5% to 5.25% December 1, 2027(1)	150	150
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
4% May 1, 2039(1)	75	75
6% June 1, 2039	300	300
5.35% May 15, 2040	250	250
4.5% August 15, 2040	500	500
3.95% November 15, 2041	250	250
4.3% April 1, 2042	250	250
	3,912	3,912
Other long-term debt (unsecured unless otherwise noted):
5.9% Notes June 1, 2014	―	15
5.3% Notes July 1, 2021(1)	39	39
5.5% Notes December 1, 2021(1)	60	60
4.9% Notes March 1, 2023(1)	25	25
5.2925% OMEC LLC loan
payable 2013 through April 2019 (secured by plant assets)	325	335
366-day commercial paper borrowings May 2015, classified as long-term debt
(0.40% weighted average at December 31, 2014)	100	―
Capital lease obligations:
Purchased-power agreements	233	176
Other	1	3
	783	653
	4,695	4,565
Current portion of long-term debt	(365)	(29)
Unamortized discount on long-term debt	(11)	(11)
Total SDG&E	4,319	4,525

SoCalGas
First mortgage bonds:
5.5% March 15, 2014	―	250
5.45% April 15, 2018	250	250
3.15% September 15, 2024	500	―
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	300
3.75% September 15, 2042	350	350
4.45% March 15, 2044	250	―
	1,900	1,400
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(1)	8	8
5.67% Notes January 18, 2028	5	5
Capital lease obligations	1	2
	14	15
	1,914	1,415
Current portion of long-term debt	―	(252)
Unamortized discount on long-term debt	(8)	(4)
Total SoCalGas	1,906	1,159

LONG-TERM DEBT (CONTINUED)
(Dollars in millions)
	December 31,
	2014	2013
Sempra Energy
Other long-term debt (unsecured):
2% Notes March 15, 2014	―	500
Notes at variable rates (1.01% at December 31, 2013) March 15, 2014	―	300
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.44% at December 31, 2014)	750	750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	500
3.55% Notes June 15, 2024	500	―
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net	―	12
Build-to-suit lease(2)	75	14
Sempra Global
Other long-term debt (unsecured):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.35% weighted average at December 31, 2013)	―	200
Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
4.25% Series B Bonds October 30, 2030(1)	192	209
Luz del Sur
Bank loans 5.05% to 6.41% payable 2016 through December 2018	91	70
Notes at 4.75% to 7.41% payable 2014 through September 2029	345	292
Other bonds at 3.77% to 4.59% payable 2020 through May 2022	10	―
Sempra Mexico
Other long-term debt (unsecured):
Notes February 8, 2018 at variable rates (2.66% after floating-to-fixed rate cross-currency
swaps effective February 2013)	88	100
6.3% Notes February 2, 2023 (4.12% after cross-currency swap)	265	298
Notes at variable rates (1.28% at December 31, 2014) August 25, 2017(1)(3)	51	―
Sempra Renewables
Other long-term debt (secured):
Loan at variable rates payable 2014 through December 2028, including $74 at 4.54%
after floating-to-fixed rate swaps effective June 2012 (2.74% at December 31, 2014)(1)	97	104
Sempra Natural Gas
First mortgage bonds (Mobile Gas):
4.14% September 30, 2021	20	20
5% September 30, 2031	42	42
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 3.51% October 1, 2016(1)	19	18
8.45% Notes payable 2014 through December 2017, secured	16	21
3.1% Notes December 30, 2018, secured(1)	5	5
4.5% Notes July 1, 2024, secured(1)	77	77
Industrial development bonds at variable rates (0.05% at December 31, 2014)
August 1, 2037, secured(1)	55	55
	6,048	6,437
Current portion of long-term debt	(104)	(866)
Unamortized discount on long-term debt	(9)	(9)
Unamortized premium on long-term debt	7	7
Total other Sempra Energy	5,942	5,569
Total Sempra Energy Consolidated	$12,167	$11,253
(1)	Callable long-term debt not subject to make-whole provisions.
(2)	We discuss this lease in Note 15.
(3)	Classified as current portion of long-term debt.

Schedule Of Maturities Of Long Term Debt [Abstract]
Schedule Of Maturities Of Long-term Debt
MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2015	$360	$	―	$96	$456
2016	10		8	845	863
2017	10		―	670	680
2018	171		250	638	1,059
2019	285		―	537	822
Thereafter	3,625		1,655	3,187	8,467
Total	$4,461		$1,913	$5,973	$12,347
(1)	Excludes capital lease obligations, build-to-suit lease and market value adjustments for interest rate swaps.

Schedule Of Callable Long Term Debt [Abstract]
Schedule Of Callable Long-term Debt
CALLABLE LONG-TERM DEBT
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
Not subject to make-whole provisions	$686	$8	$496	$1,190
Subject to make-whole provisions	3,350	1,900	4,678	9,928

Schedule Of Segment Long Term Debt [Abstract]
Schedule of segment long-term debt
2014 BANK LOAN DRAWS – LUZ DEL SUR
(Dollars in millions)
	Amount at
Month issued	issuance	Interest rate	Maturity date
March	$7	5.10%	June 22, 2015
March	14	5.35%	September 24, 2015
October	31	5.05%	July 15, 2016
October	36	6.00%	December 27, 2016